U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 24f-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.       Name and address of issuer:

         Janus Investment Fund
         100 Fillmore Street
         Denver, CO 80206-4923

2.       Name of each series or class of funds for which this notice is filed:

          Janus Government Money Market Fund (Investor Shares and Institutional
               Shares)
          Janus Money Market Fund (Investor Shares and Institutional Shares) Janus Tax-Exempt Money Market Fund (Investor Shares and Institutional
               Shares)
          Janus Balanced Fund
          Janus Enterprise Fund
          Janus Federal Tax-Exempt Fund
          Janus Flexible Income Fund
          Janus Fund
          Janus Growth and Income Fund
          Janus Intermediate Government Securities Fund
          Janus Mercury Fund
          Janus Overseas Fund
          Janus Short-Term Bond Fund
          Janus Twenty Fund
          Janus Venture Fund
          Janus Worldwide Fund

3.       Investment Company Act File Number:  811-1879

         Securities Act File Number:  2-34393

4.       Last day of fiscal year for which this notice is filed:

         October 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                             [ ]


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

         None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

         54,002,967 shares for $1,353,675,147

9. Number and aggregate sale price of securities sold during the fiscal year:

         3,945,103,610 shares for $9,481,643,397.81

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

         3,891,100,643 shares for $8,127,968,250.81

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

         45,761,434 shares for $454,165,763.21

12.      Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during the fiscal
                  year in reliance on rule 24f-2 (from Item 10):                                                   $8,127,968,250.81

         (ii)     Aggregate price of shares issued in connection with
                  dividend reinvestment plans (from Item 11, if applicable):                                         +454,165,763.21

         (iii)    Aggregate price of shares redeemed or repurchased during
                  the fiscal year (if applicable):                                                                 -7,580,954,727.55

         (iv)     Aggregate price of shares redeemed or repurchased and
                  previously applied as a reduction to filing fees pursuant to
                  rule 24e-2 (if applicable):                                                                        +             0

         (v)      Net aggregate price of securities sold and issued during
                  the fiscal year in reliance on rule 24f-2 [line (i), plus line
                  (ii), less line (iii), plus line (iv)] (if applicable):                                           1,001,179,286.47

         (vi)     Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
                  instruction C.6):                                                                                x          1/5000

         (vii)    Fee due [line (i) or line (v) multiplied by line (vi)]:                                                 200,235.86
                                                                                                                          ==========

Instruction:   Issuers should complete lines (ii), (iii),  (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                             [X]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

         November 17, 1995

                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By (Signature and Title)                /s/ Deborah E. Bielicke
                                                 Name: Deborah E. Bielicke
                                                 Title: Assistant Vice President

         Date: November 17, 1995